Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 615,096	$ 86,634	¥ 905,451	¥ 1,431,317
Restricted cash	120	17	19,817	7,795
Accounts receivable (net of allowance of RMB42,914 and RMB38,396 (US$5,408) as of December 31, 2022 and 2023, respectively)	126,858	17,868	109,954
Contract assets (net of allowance of RMB35,770 and RMB58,790 (US$8,280) as of December 31, 2022 and 2023, respectively)	22,748	3,204	41,757
Inventories, net	69,020	9,721	130,321
Prepayments and other current assets	50,254	7,079	51,462
Total current assets	884,096	124,523	1,258,762
Non-current assets:
Equity method investment	337	47	690
Convertible note receivable	5,320	749	5,105
Property and equipment, net	131,912	18,579	251,829
Intangible assets, net	964	136	1,986
Operating right-of-use assets	12,284	1,730	48,205
Other non-current assets	5,088	718	20,890
Total non-current assets	155,905	21,959	328,705
TOTAL ASSETS	1,040,001	146,482	1,587,467
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB290,252 and RMB214,820 (US$30,258) as of December 31, 2022 and 2023, respectively):
Accounts payable	18,061	2,544	50,947
Deferred revenue	130,537	18,386	147,633
Accrued liabilities and other current liabilities	104,935	14,780	173,832
Customer deposits	1,197	169	1,803
Current portion of operating lease liabilities	8,634	1,216	37,236
Total current liabilities	263,364	37,095	411,451
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB6,541 and RMB4,288 (US$604) as of December 31, 2022 and 2023, respectively):
Other non-current liabilities	4,537	638	4,124
Non-current portion of operating lease liabilities	3,690	520	13,551
Total non-current liabilities	8,227	1,158	17,675
TOTAL LIABILITIES	271,591	38,253	429,126
Shareholders' equity:
Treasury stock	(65,896)	(9,281)	(58,919)
Additional paid-in capital	4,849,337	683,015	4,582,790
Accumulated deficits	(3,853,635)	(542,773)	(3,199,946)
Accumulated other comprehensive loss	(161,533)	(22,751)	(165,722)
Total shareholders' equity	768,410	108,229	1,158,341	¥ 1,845,311	¥ 2,421,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,040,001	146,482	1,587,467
Common Class A [Member]
Shareholders' equity:
Ordinary shares	116	16	117
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21